MORTGAGE-BACKED SECURITIES HELD TO MATURITY - Scheduled Maturities of Mortgage-Backed Securities Held to Maturity (Detail) (Mortgage Backed Securities [Member], USD $)
In Thousands, unless otherwise specified
	Sep. 30, 2013	Sep. 30, 2012
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost	$ 43,074
Gross unrealized gain	96
Gross unrealized losses	27
Estimated fair value	43,143	26,117
Due from one to five years [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost	689
Gross unrealized gain	2
Gross unrealized losses	18
Estimated fair value	673
Due from five to ten years [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost	23
Gross unrealized gain	1
Gross unrealized losses
Estimated fair value	24
Due after ten years [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost	42,362
Gross unrealized gain	93
Gross unrealized losses	9
Estimated fair value	$ 42,446